Basis of Presentation and General Information, General Information (Details) $ / shares in Units, $ in Thousands				11 Months Ended	12 Months Ended
	Feb. 16, 2023 shares	Jul. 26, 2022 USD ($) Vessel shares	Jan. 20, 2022 shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) Option Lease Vessel $ / shares	Nov. 29, 2022 Vessel	Sep. 30, 2022 Vessel	Jan. 19, 2022 USD ($) shares
Basis of Presentation [Abstract]
Year of inception					2022
Share capital (in shares) | shares								500
Working Capital								$ 5,000
Issuance of shares in spin-off transaction (in shares) | shares			1,512,004
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Shares issued for every 11.8 common shares of Seanergy in Spin-Off (in shares) | shares	1
Shares of Seanergy converted to one common share in Spin-Off (in shares) | shares	11.8
Reverse stock split	0.1
Issuance of preferred stock				$ 5,000
Number of vessels acquired | Vessel		4				2	4
Cash and cash equivalents				$ 54,732	$ 13,801
Working capital deficit					(34,003)
Expected payments for exercise of purchase options with respect to finance lease					$ 29,460
Number of finance leases | Lease					2
Lease payments with respect to finance leases					$ 3,011
Debt and other financial liabilities installments					$ 9,257
Number of vessels that can be purchased under finance leases | Vessel					2
Minimum [Member]
Basis of Presentation [Abstract]
Number of purchase options | Option					1
Maximum [Member]
Basis of Presentation [Abstract]
Number of purchase options | Option					2
Series B Preferred Stock [Member]
Basis of Presentation [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares			40,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001
Series C Preferred Stock [Member]
Basis of Presentation [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares			5,000
Dividend rate		6.50%			6.50%
Issuance of preferred stock		$ 5,000
Issuance of preferred stock (in shares) | shares		5,000